Document and Entity Information	Aug. 13, 2024
Document and Entity Information
Document Type	8-K
Document Period End Date	Aug. 13, 2024
Entity Registrant Name	NCR ATLEOS CORPORATION
Entity File Number	001-41728
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-3588560
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	832
Local Phone Number	308-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NATL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001974138
Amendment Flag	false